Other receivables (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Non-Current
Tax credits		$ 18,567	$ 20,331
Trust funds	[1]	90,093	107,411
Prepaid expenses		228	231
Other	[2]	11,066	5,220
Other non current receivables		119,954	133,193
Current
Tax credits		60,483	30,270
Guarantee deposit		8,658	5,992
Receivables from related parties		9,269	9,611
Prepaid expenses		4,453	6,073
Other		18,813	14,585
Other current receivables		$ 101,676	$ 66,531

[1]	Funds are held by a trust, on which the Company does not have the power to direct the relevant activities of the trustee company and is not exposed, or have rights, to variable returns, as such does not consolidate the trustee company.
[2]	Mainly includes receivable for the additional Municipal tax on passenger boarding fees of Toscana Aeroporti S.p.A. for a total amount of USD 8,934 as of December 31,2019 (USD 7,898 as of December 31,2018).